OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Indirect taxes	$ 82	$ 567
Government of Israel - OCS receivable	389	322
Prepaid expenses and work in progress	2,328	2,388
Advances to suppliers	151	28
Others	142	250
Other current assets, total	$ 3,092	$ 3,555